Shareholders' Deficit (Details) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 15, 2023	Jan. 18, 2022	Jul. 31, 2021	Feb. 08, 2021	Jul. 31, 2021	Sep. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders Deficit [Line Items]
Preferred stock, shares authorized							1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, par value per share (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, shares authorized		one-for-one							one-for-one
Share price (in Dollars per share)										$ 10.1
Public Warrants [Member]
Shareholders Deficit [Line Items]
Period to exercise warrants									30 days	30 days
Expiration period of warrants							5 years		5 years	5 years
Period to file registration statement									20 days	20 days
Period for registration statement to become effective									60 days	60 days
Warrant redemption price (in Dollars per share)							$ 0.01		$ 0.01	$ 0.01
Notice period to redeem warrants									30 days	30 days
Adjusted exercise price of warrants percentage							115.00%		115.00%	115.00%
Number of warrants or rights outstanding							11,250,000		11,250,000	11,250,000	11,250,000
Private Placement Warrants [Member]
Shareholders Deficit [Line Items]
Period to exercise warrants										30 days
Number of warrants or rights outstanding							9,350,000		9,350,000	9,350,000	9,350,000
Conversion From Class B to Class A Common Stock [Member]
Shareholders Deficit [Line Items]
Preferred stock, shares authorized							20.00%		20.00%	20.00%
Conversion of stock, description							one-to-one
Preferred stock, shares authorized										one-to-one
Sponsor [Member]
Shareholders Deficit [Line Items]
Common stock, shares outstanding										5,625,000
Holders of redeem their shares							3,375,000		3,375,000
Class A Ordinary Shares [Member]
Shareholders Deficit [Line Items]
Common stock, shares authorized							200,000,000		200,000,000	200,000,000	200,000,000
Common stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights									one vote	one vote
Common stock, shares issued							3,375,000		3,375,000	3,375,000
Common stock, shares outstanding							3,375,000		3,375,000	3,375,000
Temporary equity, shares outstanding										2,246,910	22,500,000
Ordinary Shares properly exercised	20,253,090	20,253,090							20,253,090
Stock redeemption price per share (in Dollars per share)		$ 10.46
Redemption amount (in Dollars)	$ 211,918,105	$ 211,918,105
Conversion of stock, shares issued		3,375,000
Share price (in Dollars per share)							$ 18		$ 18
Class A Ordinary Shares [Member] | Public Warrants [Member]
Shareholders Deficit [Line Items]
Share price (in Dollars per share)							$ 18		$ 18	$ 18
Number of trading days for determining the share price									20 days
Number of consecutive trading days									30 days
Adjusted share price percentage							180.00%		180.00%
Class A Ordinary Shares [Member] | Redemption of Warrants when Price Equals or Exceeds Eighteen Dollar [Member] | Public Warrants [Member]
Shareholders Deficit [Line Items]
Share price (in Dollars per share)										$ 18
Number of trading days for determining the share price										20 days
Number of consecutive trading days										30 days
Adjusted share price percentage										180.00%
Class A Ordinary Shares [Member] | Extension Amendment Proposal [Member]
Shareholders Deficit [Line Items]
Redemption amount (in Dollars)		$ 211,918,105
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders Deficit [Line Items]
Stock redeemption price per share (in Dollars per share)							$ 10.4		$ 10.4
Conversion of stock, shares issued								3,375,000		3,375,000
Class A Ordinary Shares [Member] | Common Stock [Member] | Extension Amendment Proposal [Member]
Shareholders Deficit [Line Items]
Redemption amount (in Dollars)									$ 211,918,104
Class A Ordinary Shares [Member] | Sponsor [Member]
Shareholders Deficit [Line Items]
Common stock, shares outstanding							4,589,913		4,589,913
Class A Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Shareholders Deficit [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001					$ 0.0001		$ 0.0001
Conversion of stock, shares issued		3,375,000							3,375,000
Common Class A Including Subject To Possible Redemption [Member]
Shareholders Deficit [Line Items]
Common stock, shares issued							4,589,913		4,589,913	5,621,910	22,500,000
Common stock, shares outstanding							4,589,913		4,589,913	5,621,910	22,500,000
Class A Ordinary Shares Subject to Possible Redemption [Member]
Shareholders Deficit [Line Items]
Temporary equity, shares outstanding							1,214,913		1,214,913	2,246,910	22,500,000
Common Class B [Member]
Shareholders Deficit [Line Items]
Common stock, shares authorized							20,000,000		20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights									one vote	one vote
Common stock, shares issued							2,250,000		2,250,000	2,250,000	5,625,000
Common stock, shares outstanding			5,625,000	5,750,000		5,750,000	2,250,000		2,250,000	2,250,000	5,625,000
Sponsor paid					7,187,500
Stock surrendered				1,437,500
Common Class B [Member] | Common Stock [Member]
Shareholders Deficit [Line Items]
Conversion of stock, shares issued								(3,375,000)		(3,375,000)
Common Class B [Member] | Sponsor [Member]
Shareholders Deficit [Line Items]
Common stock, shares outstanding			5,625,000
Common Class B [Member] | Sponsor [Member]
Shareholders Deficit [Line Items]
Common stock, shares outstanding		5,621,910					5,621,910		5,621,910	5,750,000
Shares issued (in Dollars)					$ 25,000
Sponsor paid					25,000
Stock surrendered			125,000	1,437,500		1,437,500				125,000
Stock shares issued (in Dollars)					$ 7,187,500
Common Class B [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Shareholders Deficit [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001					$ 0.0001		$ 0.0001
Conversion of stock, shares converted	3,375,000	3,375,000							3,375,000	3,375,000
Additional Offering [Member] | Class A Ordinary Shares [Member]
Shareholders Deficit [Line Items]
Shares issued price per share (in Dollars per share)							9.2		$ 9.2	$ 9.2
Percentage of equity proceeds									60.00%	60.00%
weighted average trading period									20 days	20 days
Volume weighted average price per share (in Dollars per share)							$ 9.2		$ 9.2	$ 9.2